AXS Merger Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 59.7%
	APPAREL — 3.8%
18,100	Capri Holdings Ltd.*,1	$598,748
	BANKS — 0.3%
1	Columbia Banking System, Inc.	20
900	Independent Bank Group, Inc.	40,968
		40,988
	BIOTECHNOLOGY — 1.6%
4,900	Cerevel Therapeutics Holdings, Inc.*	200,361
2,300	Olink Holding A.B. - ADR*	58,604
		258,965
	COMMERCIAL SERVICES — 2.7%
7,100	Aaron's Co., Inc.	70,858
2,400	Nuvei Corp.	77,712
6,200	Park Lawn Corp.	117,873
17,900	Target Hospitality Corp.*	155,909
		422,352
	DIVERSIFIED FINANCIAL SERVICES — 1.5%
7,300	Canaccord Genuity Group, Inc.	45,141
1,500	Discover Financial Services	196,215
		241,356
	ELECTRIC — 0.5%
3,600	Atlantica Sustainable Infrastructure PLC	79,020
	ELECTRICAL COMPONENTS & EQUIPMENT — 5.6%
3,100	Encore Wire Corp.[1]	898,473
	ENTERTAINMENT — 0.4%
10,100	Cineplex, Inc.*	60,684
	ENVIRONMENTAL CONTROL — 0.7%
1,900	Stericycle, Inc.*	110,447
	FOOD — 0.7%
2,000	Albertsons Cos., Inc.	39,500
13,800	Whole Earth Brands, Inc.*	67,068
		106,568
	HEALTHCARE-PRODUCTS — 6.5%
7,200	Axonics, Inc.*,1	484,056
8,600	Silk Road Medical, Inc.*	232,544

AXS Merger Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTHCARE-PRODUCTS (Continued)
7,500	Surmodics, Inc.*,1	$315,300
		1,031,900
	HOME FURNISHINGS — 1.8%
26,600	Vizio Holding Corp. - Class A*,1	287,280
	INTERNET — 2.5%
3,800	Perficient, Inc.*	284,202
2,700	Squarespace, Inc.*	117,801
		402,003
	IRON/STEEL — 2.4%
1,700	Haynes International, Inc.	99,790
7,400	United States Steel Corp.	279,720
		379,510
	MACHINERY-DIVERSIFIED — 2.2%
16,500	Hollysys Automation Technologies Ltd.*	357,060
	MEDIA — 0.1%
700	Endeavor Group Holdings, Inc. - Class A	18,921
	OIL & GAS — 13.2%
1,600	Diamond Offshore Drilling, Inc.*	24,784
12,700	Hess Corp.	1,873,504
800	SilverBow Resources, Inc.*	30,264
26,400	Southwestern Energy Co.*	177,672
		2,106,224
	OIL & GAS SERVICES — 0.4%
1,900	ChampionX Corp.	63,099
	PIPELINES — 1.7%
20,800	Equitrans Midstream Corp.	269,984
	RETAIL — 1.9%
3,500	Hibbett, Inc.	305,235
	SOFTWARE — 8.5%
2,220	ANSYS, Inc.*	713,730
9,000	Everbridge, Inc.*	314,910
7,800	HashiCorp, Inc. - Class A*	262,782
9,700	Sharecare, Inc.*	13,095
1	Unity Software, Inc.*	13

AXS Merger Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SOFTWARE (Continued)
2,900	WalkMe Ltd.*	$40,513
		1,345,043
	TRANSPORTATION — 0.7%
13,800	Overseas Shipholding Group, Inc. - Class A	117,024
	TOTAL COMMON STOCKS
	(Cost $9,919,570)	9,500,884
	WARRANTS — 0.0%
	PHARMACEUTICALS — 0.0%
6,700	Bristol-Myers Squibb Co. , Strike Price: 1.00 USD, Expiration Date: December 31, 2026*	4,690
	TOTAL WARRANTS
	(Cost $0)	4,690
	SHORT-TERM INVESTMENTS — 1.5%
243,761	Fidelity Investments Money Market Funds - Treasury Portfolio, Class I, 5.12%[2]	243,761
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $243,761)	243,761
	TOTAL INVESTMENTS — 61.2%
	(Cost $10,163,331)	9,749,335
	Other Assets in Excess of Liabilities — 38.8%	6,168,286
	TOTAL NET ASSETS — 100.0%	$15,917,621
	SECURITIES SOLD SHORT — (20.6)%
	COMMON STOCKS — (20.6)%
	BANKS — (0.3)%
(540)	SouthState Corp.	(41,267)
	DIVERSIFIED FINANCIAL SERVICES — (1.3)%
(1,528)	Capital One Financial Corp.	(211,551)
(1)	Intercontinental Exchange, Inc.	(137)
		(211,688)
	OIL & GAS — (15.8)%
(2)	APA Corp.	(59)
(2,289)	Chesapeake Energy Corp.	(188,133)
(13,020)	Chevron Corp.	(2,036,589)
(373)	Crescent Energy Co. - Class A	(4,420)
(7,289)	EQT Corp.	(269,547)
(371)	Noble Corp. PLC	(16,565)
		(2,515,313)

AXS Merger Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2024 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	OIL & GAS SERVICES — (0.4)%
(1,397)	Schlumberger N.V.	$(65,910)
	SOFTWARE — (2.8)%
(760)	Synopsys, Inc.*	(452,246)
	TOTAL COMMON STOCKS
	(Proceeds $3,189,841)	(3,286,424)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $3,189,841)	$(3,286,424)

ADR – American Depository Receipt
PLC – Public Limited Company

*Non-income producing security.
[1]All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $2,461,622, which represents 15.5% of total net assets of the Fund.
[2]The rate is the annualized seven-day yield at period end.